EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Stock options
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	3,519,127	282,737
Treasury RSUs
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	43,485	7,500